SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION

year ended December 31, 2021	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Corporate[1]		Total
(millions of Canadian $)

Revenues	4,519	5,233	605	2,306	724	—		13,387
Intersegment revenues	—	145	—	—	14	(159)	2	—
	4,519	5,378	605	2,306	738	(159)		13,387
Income from equity investments	12	244	119	71	411	41	3	898
Plant operating costs and other	(1,567)	(1,393)	(55)	(700)	(455)	72	2	(4,098)
Commodity purchases resold	—	—	(3)	(84)	—	—		(87)
Property taxes	(289)	(367)	—	(113)	(5)	—		(774)
Depreciation and amortization	(1,226)	(791)	(109)	(318)	(78)	—		(2,522)
Asset impairment charge and other	—	—	—	(2,775)	—	—		(2,775)
Gain on sale of assets	—	—	—	13	17	—		30
Segmented Earnings/(Losses)	1,449	3,071	557	(1,600)	628	(46)		4,059
Interest expense								(2,360)
Allowance for funds used during construction								267
Interest income and other[3]								200
Income before Income Taxes								2,166
Income tax expense								(120)
Net Income								2,046
Net income attributable to non-controlling interests								(91)
Net Income Attributable to Controlling Interests								1,955
Preferred share dividends								(140)
Net Income Attributable to Common Shares								1,815

Capital Spending
Capital expenditures	2,629	2,611	129	488	32	35		5,924
Contributions to equity investments	108	209	—	83	810	—		1,210
	2,737	2,820	129	571	842	35		7,134
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Income from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange gains and losses on the peso-denominated loans from affiliates which are fully offset in Interest income and other by the corresponding foreign exchange losses and gains on the affiliate receivable balance. Refer to Note 11, Loans receivable from affiliates, for additional information.

year ended December 31, 2020	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Corporate[1]		Total
(millions of Canadian $)

Revenues	4,469	5,031	716	2,371	412	—		12,999
Intersegment revenues	—	165	—	—	20	(185)	2	—
	4,469	5,196	716	2,371	432	(185)		12,999
Income from equity investments	12	264	127	75	455	86	3	1,019
Plant operating costs and other	(1,631)	(1,485)	(57)	(654)	(220)	169	2	(3,878)
Property taxes	(284)	(337)	—	(101)	(5)	—		(727)
Depreciation and amortization	(1,273)	(801)	(117)	(332)	(67)	—		(2,590)
Net gain/(loss) on sale of assets	364	—	—	—	(414)	—		(50)
Segmented Earnings	1,657	2,837	669	1,359	181	70		6,773
Interest expense								(2,228)
Allowance for funds used during construction								349
Interest income and other[3]								213
Income before Income Taxes								5,107
Income tax expense								(194)
Net Income								4,913
Net income attributable to non-controlling interests								(297)
Net Income Attributable to Controlling Interests								4,616
Preferred share dividends								(159)
Net Income Attributable to Common Shares								4,457

Capital Spending
Capital expenditures	3,503	2,785	173	1,315	179	58		8,013
Capital projects in development	—	—	—	122	—	—		122
Contributions to equity investments	105	—	—	5	655	—		765
	3,608	2,785	173	1,442	834	58		8,900
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Income from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange gains and losses on the peso-denominated loans from affiliates which are fully offset in Interest income and other by the corresponding foreign exchange losses and gains on the affiliate receivable balance. Refer to Note 11, Loans receivable from affiliates, for additional information.

year ended December 31, 2019	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Corporate[1]		Total
(millions of Canadian $)

Revenues	4,010	4,978	603	2,879	785	—		13,255
Intersegment revenues	—	164	—	—	19	(183)	2	—
	4,010	5,142	603	2,879	804	(183)		13,255
Income/(loss) from equity investments	12	264	56	70	571	(53)	3	920
Plant operating costs and other	(1,473)	(1,581)	(54)	(728)	(243)	166	2	(3,913)
Commodity purchases resold	—	—	—	—	(365)	—		(365)
Property taxes	(275)	(345)	—	(101)	(6)	—		(727)
Depreciation and amortization	(1,159)	(754)	(115)	(341)	(95)	—		(2,464)
Net gain/(loss) on assets sold/held for sale	—	21	—	69	(211)	—		(121)
Segmented Earnings/(Losses)	1,115	2,747	490	1,848	455	(70)		6,585
Interest expense								(2,333)
Allowance for funds used during construction								475
Interest income and other[3]								460
Income before Income Taxes								5,187
Income tax expense								(754)
Net Income								4,433
Net income attributable to non-controlling interests								(293)
Net Income Attributable to Controlling Interests								4,140
Preferred share dividends								(164)
Net Income Attributable to Common Shares								3,976

Capital Spending
Capital expenditures	3,900	2,500	323	239	481	32		7,475
Capital projects in development	6	—	—	701	—	—		707
Contributions to equity investments	—	16	34	14	538	—		602
	3,906	2,516	357	954	1,019	32		8,784
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Income/(loss) from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange gains and losses on the peso-denominated loans from affiliates which are fully offset in Interest income and other by the corresponding foreign exchange losses and gains on the affiliate receivable balance. Refer to Note 11, Loans receivable from affiliates, for additional information.

at December 31	2021	2020
(millions of Canadian $)

Total Assets by segment
Canadian Natural Gas Pipelines	25,213	22,852
U.S. Natural Gas Pipelines	45,502	43,217
Mexico Natural Gas Pipelines	7,547	7,215
Liquids Pipelines	14,951	16,744
Power and Storage	6,563	5,062
Corporate	4,442	5,210
	104,218	100,300
Geographic Information

year ended December 31	2021	2020	2019
(millions of Canadian $)

Revenues
Canada – domestic	4,603	4,392	4,059
Canada – export	1,226	1,059	1,035
United States	6,953	6,832	7,558
Mexico	605	716	603
	13,387	12,999	13,255

at December 31	2021	2020
(millions of Canadian $)

Plant, Property and Equipment
Canada	24,890	24,092
United States	39,335	39,698
Mexico	5,957	5,985
	70,182	69,775